PENSION AND POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS - Summary of Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Details) - CAD ($)
$ in Millions
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain	$ (610)	$ (647)
Post-Retirement and Post-Employment Benefits
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain	$ (336)	$ (376)